Segment and Geographic Reporting (Tables)	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Financial Information of Company's Operation by Segment

The following tables summarize selected financial information of the Company’s operations by segment:

	II-VI		II-VI
	Laser	II-VI	Performance
	Solutions	Photonics	Products	Eliminations	Total
($000)
2018
Revenues	$405,940	$486,485	$266,369	$-	$1,158,794
Inter-segment revenues	34,590	11,180	26,262	(72,032)	-
Operating income	40,119	63,152	33,492	-	136,763
Interest expense	-	-	-	-	(18,352)
Other income, net	-	-	-	-	3,783
Income taxes	-	-	-	-	(34,192)
Net earnings	-	-	-	-	88,002
Depreciation and amortization	38,004	23,242	19,524	-	80,770
Expenditures for property, plant & equipment	80,776	36,122	44,425	-	161,323
Segment assets	740,020	554,574	467,067	-	1,761,661
Equity investments	-	-	69,215	-	69,215
Goodwill	98,737	109,670	62,271	-	270,678

	II-VI		II-VI
	Laser	II-VI	Performance
	Solutions	Photonics	Products	Eliminations	Total
($000)
2017
Revenues	$317,495	$440,361	$214,190	$-	$972,046
Inter-segment revenues	33,669	8,003	10,189	(51,861)	-
Operating income	27,459	66,462	21,635	-	115,556
Interest expense	-	-	-	-	(6,809)
Other income, net	-	-	-	-	10,041
Income taxes	-	-	-	-	(23,514)
Net earnings	-	-	-	-	95,274
Depreciation and amortization	24,684	21,612	17,341	-	63,637
Expenditures for property, plant & equipment	81,346	28,811	32,788	-	142,945
Segment assets	572,314	535,418	369,565	-	1,477,297
Equity investment	-	-	11,727	-	11,727
Goodwill	79,527	108,544	62,271	-	250,342

	II-VI		II-VI
	Laser	II-VI	Performance
	Solutions	Photonics	Products	Eliminations	Total
($000)
2016
Revenues	$289,434	$339,447	$198,335	$-	$827,216
Inter-segment revenues	23,685	10,569	7,274	(41,528)	-
Operating income	33,398	39,738	17,780	-	90,916
Interest expense	-	-	-	-	(3,081)
Other income, net	-	-	-	-	2,120
Income taxes	-	-	-	-	(24,469)
Net earnings	-	-	-	-	65,486
Depreciation and amortization	16,822	20,255	19,586	-	56,663
Expenditures for property, plant & equipment	24,885	21,831	11,454	-	58,170

Geographic Information for Revenues from Country of Origin (Shipped from), and Long-Lived Assets from Country of Origin

Geographic information for revenues from the country of origin (shipped from), and long-lived assets from the country of origin, which include property, plant and equipment, net of related depreciation, and certain other long-term assets, were as follows:

	Revenues
Year Ended June 30,	2018	2017	2016
($000)
United States	$373,735	$294,200	$266,347
Non-United States
China	253,672	208,595	172,292
Hong Kong	186,978	190,702	140,821
Germany	132,161	88,304	72,070
Japan	89,153	76,212	57,287
Switzerland	49,557	50,497	54,760
Vietnam	26,898	22,497	24,267
Italy	11,458	10,791	10,160
Korea	9,757	6,584	3,887
United Kingdom	9,359	8,473	8,154
Singapore	5,941	3,913	3,039
Belgium	4,511	7,503	6,026
Philippines	3,909	3,057	8,106
Taiwan	1,705	718	-
Total Non-United States	785,059	677,846	560,869
	$1,158,794	$972,046	$827,216

	Long-Lived Assets
June 30,	2018	2017	2016
($000)
United States	$309,062	$240,029	$137,521
Non-United States
China	81,175	62,024	51,824
United Kingdom	65,357	396	203
Switzerland	37,155	36,795	38,202
Germany	14,876	15,323	15,162
Vietnam	10,042	8,272	8,895
Philippines	6,628	6,115	4,399
Hong Kong	2,818	1,914	1,765
Other	598	704	943
Total Non-United States	218,649	131,543	121,393
	$527,711	$371,572	$258,914